Equity (Analysis of the Changes in Accumulated Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Unrealized gain (loss) on securities at beginning of year	¥ 33,128	¥ 17,470	¥ 39,028
Change on securities during the year	(4,155)	15,658	(21,558)
Unrealized gain (loss) on securities at end of year	28,973	33,128	17,470
Unrealized gain (loss) on derivatives at beginning of year	686	1,613	(3,481)
Change in derivative instruments during the year	(1,643)	(927)	5,094
Unrealized gain (loss) on derivatives at end of year	(957)	686	1,613
Foreign currency translation adjustments at beginning of year	(8,478)	(16,265)	29,773
Change in foreign currency translation adjustments during the year	(32,770)	7,787	(46,038)
Foreign currency translation adjustments at end of year	(41,248)	(8,478)	(16,265)
Pension liability adjustments at beginning of year	(214,942)	(344,735)	(91,748)
Pension liability adjustments change during the year	(75,534)	129,793	(252,987)
Pension liability adjustments at end of year	(290,476)	(214,942)	(344,735)
Accumulated other comprehensive income (loss) at beginning of year	(189,606)	(341,917)	(26,428)
Accumulated other comprehensive income (loss) change during the year	(114,102)	152,311	(315,489)
Accumulated other comprehensive income (loss) at end of year	¥ (303,708)	¥ (189,606)	¥ (341,917)